STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit during Development Stage [Member]
Balance at May. 17, 2011
Common shares issued to Founder for cash at $0.001 per share (par value $0.0001) on 5/18/2011	9,000	900	8,100
Common shares issued to Founder for cash at $0.001 per share (par value $0.0001) on 5/18/201, shares	9,000,000	9,000,000
Net Loss	(3,108)			(3,108)
Balance at May. 31, 2011	5,892	900	8,100	(3,108)
Balance, shares at May. 31, 2011		9,000,000
Net Loss	(4,868)			(4,868)
Balance at May. 31, 2012	1,024	900	8,100	(7,976)
Balance, shares at May. 31, 2012	9,000,000	9,000,000
Net Loss	(13,499)			(13,499)
Balance at May. 31, 2013	$ (12,475)	$ 900	$ 8,100	$ (21,475)
Balance, shares at May. 31, 2013	9,000,000	9,000,000